UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON D.C. 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: March 31, 2004 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name: DeRoy & Devereaux Private Investment Counsel, Inc Address: 26999 Central Park Blvd Suite 150N Southfield, MI 48076 13F File Number: 28- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that its understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: Gregg D. Watkins Title: President Phone: 248-358-3220 Signature, Place, and Date of Signing: /s/ Gregg D. Watkins Southfield, MI 48076 April 8, 2004 Report Type (Check only one.): [ X] 13F HOLDINGS . [ ] 13F NOTICE. [ ] 13F COMBINATION REPORT. List of Other Managers Reporting for this Manager: FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 118 Form 13F Information Table Value Total:
$119,358 thousand
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN
AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE ----------------------
-------- ---------------- --------- -------- -------- --- ---- ------- ---------
--- - ------- -----
--- -------- AGL Resources Inc COM 001204106 1521 52400 SH SOLE 52400 Abbott
Labs COM 002824100 349 8500 SH SOLE 8500 Ace Ltd COM g0070k103 818 19175
SH SOLE 19175 Affiliated Computer Svsc Class COM 008190100 202 3885 SH SOLE
3885 AflacCOM 001055102 646 16095 SH SOLE 16095 Air Products & Chemical Inc
COM 009158106 496 9903 SH SOLE 9903 Alcoa Inc COM 013817101 1093 31500 SH
SOLE 31500 Alltel Corp COM 020039103 2546 51025 SH SOLE 51025 Anheuser Busch
Cos Inc COM 035229103 323 6330 SH SOLE 6330 Axcelis Technologies Inc COM 054540109 1985 178495 SH SOLE 178495 BP PLC Spons ADR COM 055622104 440
8586 SH SOLE 8586 Baldor Electric COM 057741100 368 16000 SH SOLE 16000 Bank
One Corp COM 06423a103 415 7613 SH SOLE 7613 Banta Corp COM 066821109 1231
26600 SH SOLE 26600 Baxter Int'l Inc COM 071813109 1422 46050 SH SOLE 46050
Bellsouth Corp COM 079860102 1368 49408 SH SOLE 49408 Berkshire Hathaway Class
B COM 084670207 233 75 SH SOLE 75 Bristol Myers Squibb Co COM 110122108 457 18850 SH SOLE 18850 Brookstone Inc COM 114537103 636 23300 SH SOLE 23300
Brunswick Corp COM 117043109 2423 59350 SH SOLE 59350 CGX Energy Inc COM 125405100 36 40000 SH SOLE 40000 Cable Design Technologies COM 126924109 145
15300 SH SOLE 15300 Cardinal Health Inc COM 14149y108 667 9675 SH SOLE 9675 Carnival Corp Class A COM 143658300 632 14075 SH SOLE 14075 Carramerica Realty Corp COM 144418100 2088 61600 SH SOLE 61600 Champion Enterprises, Inc COM 158496109 148 14000 SH SOLE 14000 Charter One Financial Inc COM 160903100 2205
62370 SH SOLE 62370 Chevron Texaco Corp COM 166764100 611 6965 SH SOLE 6965 Coca-Cola Co COM 191216100 543 10800 SH SOLE 10800 Colgate Palmolive Co COM 194162103 588 10680 SH SOLE 10680 Comcast Corp SPL Cl A COM 20030n200 720
25855 SH SOLE 25855 Comerica Inc COM 200340107 794 14625 SH SOLE 14625
Conocophillips COM 20825c104 1220 17479 SH SOLE 17479 Convergys Corp COM 212485106 555 36500 SH SOLE 36500 Costco Wholesale Corp COM 22160k105 249
6620 SH SOLE 6620 Countrywide Financial CP COM 222372104 259 2700 SH SOLE
2700 Deere & Co COM 244199105 2471 35651 SH SOLE 35651 Dell Computer Corp
COM 24702r101 373 11100 SH SOLE 11100 Devon Energy Corp COM 25179m103 685
11775 SH SOLE 11775 Disney Walt Company COM 254687106 611 24450 SH SOLE
24450 Dominion Res Inc VA COM 25746u109 1125 17500 SH SOLE 17500 Eaton Corp
COM 278058102 647 11512 SH SOLE 11512 Edwards A G Inc COM 281760108 1152
29450 SH SOLE 29450 El Paso Corp COM 28336l109 89 12550 SH SOLE 12550
Emerson Electric Co COM 291011104 1876 31305 SH SOLE 31305 Equity Office Pptys
Tr
COM 294741103 234 8100 SH SOLE 8100 Erie Indemnity Co Class A COM 29530p102
290 6000 SH SOLE 6000 Esterline Technologies Corp COM 297425100 1889 76000 SH SOLE 76000 Exxon Mobil Corp COM 30231g102 2571 61810 SH SOLE 61810 First Data Corp COM 319963104 763 18105 SH SOLE 18105 First Tenn Natl Corp COM
337162101 501 10500 SH SOLE 10500 Fleetboston Finl Corp COM 339030108 530
11800 SH SOLE 11800 General Communications Inc Cla COM 369385109 91 10000 SH SOLE 10000 General Dynamics Corp COM 369550108 1523 17050 SH SOLE 17050
General Electric Co COM 369604103 964 31584 SH SOLE 31584 Genuine Parts Co COM 372460105 1810 55320 SH SOLE 55320 GlaxoSmithKline PLC COM 37733w105 227
5689 SH SOLE 5689 GlobalSantaFe Corp COM g3930e101 932 33550 SH SOLE 33550
Great Lakes Chem Corp COM 390568103 484 20300 SH SOLE 20300 Harris Corp COM 413875105 2980 61550 SH SOLE 61550 Health Care Ppty Invs COM 421915109 1189
42000 SH SOLE 42000 Hewlett Packard Co COM 428236103 961 42087 SH SOLE
42087 Huntington Bancshares Inc COM 446150104 580 26340 SH SOLE 26340 Illinois Tool Works Inc COM 452308109 1104 13935 SH SOLE 13935 Input Output Inc COM 45765210S 116 15000 SH SOLE 15000 Int'l Business Machine COM 459200101 400 4350
SH SOLE 4350 Intel Corp COM 458140100 975 35860 SH SOLE 35860 International Paper Co COM 460146103 1238 29300 SH SOLE 29300 Johnson & Johnson COM
478160104 335 6601 SH SOLE 6601 Jones Apparel Group Inc COM 480074103 352
9725 SH SOLE 9725 Kellwood Co COM 488044108 483 12300 SH SOLE 12300
Keycorp New COM 493267108 2105 69500 SH SOLE 69500 Kimberly Clark Corp COM 494368103 1111 17600 SH SOLE 17600 Leggett & Platt Inc COM 524660107 1691
71300 SH SOLE 71300 Lilly Eli & Co COM 532457108 328 4900 SH SOLE 4900 Lincoln Nat'l Corp Inc COM 534187109 1817 38400 SH SOLE 38400 Littelfuse Inc COM 537008104 1732 46550 SH SOLE 46550 MDU Resources Group Inc COM 552690109
819 34850 SH SOLE 34850 Marathon Oil COM 565849106 886 26325 SH SOLE 26325
Merck & Co Inc COM 589331107 821 18590 SH SOLE 18590 Morgan Stanley COM 617446448 625 10900 SH SOLE 10900 Mylan Laboratories Inc. COM 628530107 669
29450 SH SOLE 29450 National City Corp COM 635405103 1801 50626 SH SOLE
50626 Northrop Grumman Corp COM 666807102 901 9150 SH SOLE 9150 PNC
Financial Services Group I COM 693475105 981 17700 SH SOLE 17700 Pall
Corporation
COM 696429307 1783 78600 SH SOLE 78600 Pepsico Incorporated COM 713448108
1316 24445 SH SOLE 24445 Perrigo Co COM 714290103 1232 61450 SH SOLE 61450
Pfizer Incorporated COM 717081103 1341 38265 SH SOLE 38265 Praxair Inc COM 74005p104 1043 28100 SH SOLE 28100 Progress Energy Inc COM 743263105 621
13182 SH SOLE 13182 Pulte Homes Inc COM 745867101 1312 23600 SH SOLE 23600
Raytheon Company COM 755111507 1811 57800 SH SOLE 57800 Readers Digest Assn
Inc Common COM 755267101 225 16000 SH SOLE 16000 Royal Dutch Pete Co NY Reg
Sh COM 780257804 295 6200 SH SOLE 6200 SBC Communications Inc COM
78387g103 954 38888 SH SOLE 38888 Saga Communications Inc Cl A COM 786598102
625 33500 SH SOLE 33500 Schering-Plough Corp COM 806605101 428 26400 SH SOLE 26400 Schlumberger Ltd COM 806857108 208 3250 SH SOLE 3250 Schwab Charles Corp COM 808513105 118 10125 SH SOLE 10125 Sensient Technologies Corp COM
81725t100 921 49326 SH SOLE 49326 Simon Property Group Inc COM 828806109 1282
21930 SH SOLE 21930 Snap On Inc COM 833034101 1693 52350 SH SOLE 52350
Southwest Airline Co COM 844741108 219 15400 SH SOLE 15400 Sprint Corp(FON)
COM 852061100 633 34340 SH SOLE 34340 Sungard Data Systems Inc COM
867363103 1005 36680 SH SOLE 36680 TJX Cos Inc New COM 872540109 851 34651
SH SOLE 34651 Target Corp COM 87612e106 14480 321491 SH SOLE 321491 Texas Instruments Inc COM 882508104 482 16500 SH SOLE 16500 Tyco Int'l Ltd New COM 902124106 675 23560 SH SOLE 23560 Vectren Corp COM 92240g101 1676 67951 SH
SOLE 67951 Velcro Industries N V F COM 922571104 130 10000 SH SOLE 10000
Viacom Class B COM 925524308 229 5850 SH SOLE 5850 Wal-Mart Stores Inc COM 931142103 232 3880 SH SOLE 3880 Washington Real Estate COM 939653101 863 26600
SH SOLE 26600 Wells Fargo Company COM 949746101 424 7480 SH SOLE 7480 Royce Premier Fund 780905600 256 18420.948SH SOLE 18420.948 Tweedy Browne Global
Value Fun 901165100 724 34112.292SH SOLE 34112.292